Net Income (Loss) Per Share - Computation of Diluted Net Loss Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock options
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	7,270,358	9,201,136	4,429,451	9,201,136	6,921,180	8,683,952
RSUs
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	2,182,536	1,367,463	1,471,052	1,367,463	1,291,492	1,390,839
Earnout Shares
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	1,437,138	0	1,437,138	0	1,602,435	0
Public Warrants
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	5,749,986	0	5,749,986	0	5,749,986	0
Private Warrants
Basic and diluted net income (loss) per share of common stock:
Antidilutive securities excluded from computation of earnings per share (in shares)	3,177,542	0	3,177,542	0	3,177,542	0